Summary of Companys Fixed Stock Option Plans (Detail) (CAD)	12 Months Ended
	Dec. 31, 2013
Number of Options
Number of Options, Outstanding, January 1, 2013	4,226,641
Number of new options granted	576,430
Number of options, Exercised	(1,406,818)
Number of options, vested
Number of options forfeited	(20,737)
Number of nonvested options, Expired	(15,033)
Number of options, December 31, 2013	3,360,483
Number of Options, Vested or expected to vest at December 31, 2013	3,347,274	[1]
Number of Options, Exercisable at December 31, 2013	1,626,637
Weighted average exercise price
Weighted average exercise price, Outstanding, January 1, 2013	63.69
Weighted average exercise price of new options granted	124.18
Weighted average exercise price of options exercised	55.06
Weighted average exercise price of options vested
Weighted average exercise price, Forfeited	105.25
Weighted average exercise price, Expired	105.89
Weighted average exercise price, Outstanding, December 31, 2013	77.15
Weighted average exercise price of options Vested or expected to vest at December 31, 2013	77.04	[1]
Weighted average grant date fair value, exercisable at December 31, 2013	60.43
Weighted average grant date fair value
Weighted average grant date fair value of nonvested options, Exercisable at December 31, 2013	53.89	[2]
Non Vested Options
Number of Options
Number of Options, Outstanding, January 1, 2013	1,428,596
Number of new options granted	576,430
Number of options forfeited	(20,387)
Number of nonvested options, Expired	(14,833)
Number of options, December 31, 2013	1,733,846
Number of nonvested options vested	(235,960)
Number of options, Vested or expected to vest at December 31, 2013		[1]
Number of options, Exercisable at December 31, 2013
Weighted average grant date fair value
Weighted average grant date fair value of nonvested options, Outstanding, January 1, 2013	20.70
Weighted average grant date fair value of new nonvested options granted	35.40
Weighted average grant date fair value of nonvested options Exercised
Weighted average grant date fair value of nonvested options Vested	21.14
Weighted average grant date fair value of nonvested options forfeited	29.31
Weighted average grant date fair value of nonvested options, expired	29.00
Weighted average grant date fair value of nonvested options outstanding, December 31, 2013	25.35
Weighted average grant date fair value of nonvested options, Vested or expected to vest at December 31, 2013		[1]
Weighted average grant date fair value of nonvested options, Exercisable at December 31, 2013

[1]	As at December 31, 2013, the weighted-average remaining term of vested or expected to vest options was 6.8 years with an aggregate intrinsic value of $280 million.
[2]	As at December 31, 2013, the total number of in-the-money TSARs outstanding was 63,220 with a weighted-average exercise price of $53.89. The weighted-average years to expiration of exercisable TSARs is 2.10 years.